Note 3 - Financial Statement Preparation	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
3.	BASIS OF PRESENTATION

(a)	Compliance with IFRS

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The policies applied in these consolidated financial statements were based on IFRS issued and outstanding as at
March 31, 2019.

The consolidated financial statements are presented in Canadian dollars, the functional currency of Just Energy, and all values are rounded to the nearest thousand, except where indicated. The Company’s consolidated financial statements are prepared on the historical cost basis of accounting, except as disclosed in the accounting policies set out below.

(b)	Principles of consolidation

The consolidated financial statements include the accounts of Just Energy and its directly or indirectly owned subsidiaries as at
March 31, 2019.
Subsidiaries are consolidated from the date of acquisition and control, and continue to be consolidated until the date that such control ceases. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect these returns through its power over the investee. The financial statements of the subsidiaries are prepared for the same reporting period as Just Energy, using consistent accounting policies. All intercompany balances, income, expenses, and unrealized gains and losses resulting from intercompany transactions are eliminated on consolidation.

(c)	Comparative consolidated financial statements

Certain figures in the comparative consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of the current year’s consolidated financial statements. This includes consolidating the unbilled revenues with trade receivables and separating out the discontinued operations’ results from prior fiscal years. The changes were made to consolidate line items that are alike in nature and for comparability of results.